INCOME TAXES	12 Months Ended
Jun. 30, 2025
INCOME TAXES

23. INCOME TAXES Canadian

Income Taxes

The major factors that cause variations from the Company’s combined federal and provincial statutory Canadian income tax rates were the following:

	June 30, 2025 $	June 30, 2024 $	June 30, 2023 $
Loss from Canadian operations	(45,717)	(368,295)	(6,003,524)
Combined Canadian statutory income tax rates	27.60%	26.64%	26.50%
Income tax recovery at statutory rates	(12,616)	(98,121)	(1,590,934)
Other	52,757	41,922	951,226
Unrecognized benefit of non-capital losses	248,949	305,899	673,308
Provision for income taxes, net of (recovery)	289,090	249,700	33,600

Comprised of:

Current income tax	289,090	256,000	48,720
Deferred tax recovery	-	(6,300)	(15,120)

Deferred Income Taxes

Deferred income tax assets

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	June 30,	June 30,	June 30,
	2025	2024	2023
Amounts related to tax loss carry forwards	21,600,000	20,700,000	19,543,000

A deferred tax asset has not been recognized in respect of the above because it is not probable that future taxable profits will be available against which the temporary difference can be utilized.

Deferred income tax liabilities

The Company does not have any deferred tax liabilities as at June 30, 2025 and 2024.

Non-capital Losses

As at June 30, 2025, the Company has accumulated non-capital tax loss carry forwards for income tax purposes of carry-forward of approximately $21,600,000 which may be applied against future Canadian taxable income and expire between 2026-2045. No deferred taxes have been recognized in these consolidated financial statements in respect of the following as the probability that future taxable profit will allow the deferred tax asset to be recognized cannot be predicted at this time.

The net operating losses for these years will not be available to reduce future taxable income until the returns are filed.

United States

Income Taxes

The major factors that cause variations from the Company’s combined United States federal and state level income tax rates were the following:

	June 30, 2025 $	June 30, 2024 $	June 30, 2023 $
Loss from US operations	(2,104,382)	(657,061)	(880,786)
Combined federal and state level taxes	27.69%	28.14%	28.58%
Expected income tax payable (recovery)	(582,707)	(184,924)	(251,765)
Temporary difference, equipment	526,371	55,579	98,360
Other	-	-	-
Unrecognized benefit of non-capital losses	56,336	129,345	153,405
Provision for income taxes	-	-	-

Deferred Income Taxes

Deferred tax assets have not been recognized in respect of the following United States deductible temporary differences:

	June 30,	June 30,	June 30,
	2025	2024	2023
Amounts related to tax loss carry forwards	$2,793,000	$2,597,000	$2,142,000

A deferred tax asset has not been recognized in respect of the above because it is not probable that future taxable profits will be available against which the temporary difference can be utilized.

Non-capital Losses

As at June 30, 2025, the Company has accumulated non-capital tax loss carry forwards for income tax purposes of carry-forward of approximately $2,793,000 which may be applied against future United States taxable income and expire between 2038-2045. No deferred taxes have been recognized in these consolidated financial statements in respect of the following as the probability that future taxable profit will allow the deferred tax asset to be recognized cannot be predicted at this time.